Financial Risk Management - Disclosure of Market Risk (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Trade Receivables [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	$ 101	$ 480	$ 378
Trade Receivables [Member] | AUD [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets			51
Trade Receivables [Member] | US [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	(2)	19	42
Trade Receivables [Member] | GBP [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	13	20
Trade Receivables [Member] | EUR [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	90	441	285
Trade Receivables [Member] | HKD [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets
Trade Payables [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial liabilities	761	4,168	9,112
Trade Payables [Member] | AUD [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial liabilities	20	12	1
Trade Payables [Member] | US [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial liabilities	741	4,068	9,035
Trade Payables [Member] | GBP [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial liabilities		85	8
Trade Payables [Member] | EUR [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial liabilities		1	61
Trade Payables [Member] | HKD [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial liabilities		2	7
Cash and Cash Equivalents [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	88,552	2,341	829
Cash and Cash Equivalents [Member] | AUD [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	9,943	1,500	623
Cash and Cash Equivalents [Member] | US [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	78,506	747	149
Cash and Cash Equivalents [Member] | GBP [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	89	85	38
Cash and Cash Equivalents [Member] | EUR [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	12	5	8
Cash and Cash Equivalents [Member] | HKD [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	$ 2	$ 4	$ 11